Average Annual Total Returns			12 Months Ended	60 Months Ended	65 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Innovator Deepwater Frontier Tech ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			21.83%	14.78%	12.48%
Performance Inception Date		Jul. 24, 2018
Innovator Deepwater Frontier Tech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			21.83%	14.78%	12.48%
Innovator Deepwater Frontier Tech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.92%	11.92%	10.15%
Deepwater Frontier Tech Index(1) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Deepwater Frontier Tech Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		22.87%	15.65%	13.23%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.87%	9.87%	9.45%
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.88%	20.18%	18.63%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.99%

[1]	On or about December 1, 2025, the Fund ceased tracking the Deepwater Frontier Tech Index. Therefore, the Fund’s performance and historical returns shown for periods prior to December 1, 2025, are not indicative of the performance that the Fund, based on its current investment strategies, would have generated.